Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042     HV-5795 - PremierSolutions Standard (Series A)
_____________________________
Supplement dated January 5, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 5, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
The MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3 is now available under the contract.
Effective immediately, the Fund Type for the Oakmark Equity and Income Fund - Investor Class in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changed as expressed in the updated Appendix A - Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
AB Discovery Growth Fund - Class A	JPMorgan SmartRetirement® 2030 Fund - Class A
AB Growth Fund - Class A	JPMorgan SmartRetirement® 2035 Fund - Class A
AB Sustainable International Thematic Fund - Class A	JPMorgan SmartRetirement® 2040 Fund - Class A
American Century Equity Income Fund - Class A	JPMorgan SmartRetirement® 2045 Fund - Class A
American Century Small Company Fund - Class A	JPMorgan SmartRetirement® 2050 Fund - Class A
American Funds New Perspective Fund® - Class R3	JPMorgan SmartRetirement® 2055 Fund - Class A
American Funds The Growth Fund of America® - Class R3	JPMorgan SmartRetirement® 2060 Fund - Class A
BlackRock Capital Appreciation Fund - Investor A Shares	JPMorgan SmartRetirement® Income Fund - Class A
Columbia Large Cap Growth Fund - Class A	Nuveen Dividend Growth Fund - Class A
Davis New York Venture Fund - Class A	Nuveen International Value Fund - Class A
Domini Impact Equity Fund® - Investor Shares	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
DWS International Growth Fund - Class A	Putnam Small Cap Growth Fund - Class A
Fidelity Advisor® Stock Selector All Cap Fund - Class M	Putnam Sustainable Leaders Fund - Class A
Janus Henderson Mid Cap Value Fund - Class S	UBS Global Allocation Fund - Class A
JPMorgan Small Cap Equity Fund - Class A	Victory Munder Mid-Cap Core Growth Fund - Class A
JPMorgan SmartRetirement® 2020 Fund - Class A	Victory Special Value Fund - Class A
JPMorgan SmartRetirement® 2025 Fund - Class A	Virtus NFJ Dividend Value Fund - Class A

All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Growth	AB Discovery Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.93%	-36.11%	6.11%	10.17%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.14%	-29.63%	9.50%	13.36%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	-26.80%	1.45%	3.91%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	-3.38%	6.03%	9.25%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	-21.56%	2.31%	7.58%
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	-26.09%	6.99%	9.58%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	-30.95%	6.87%	11.21%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	-37.84%	7.11%	11.18%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	-32.18%	8.79%	12.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	-17.47%	3.33%	9.08%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	-25.70%	7.10%	9.77%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	-29.41%	0.22%	4.36%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.13%	-19.99%	7.78%	11.19%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	-5.77%	4.49%	8.25%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.26%	-0.29%	7.17%	10.17%
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existingContracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	-8.18%	3.16%	6.44%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	-7.51%	2.12%	3.77%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2065	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	—%	—%	—%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	-9.15%	0.38%	3.62%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	-24.07%	8.59%	10.02%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.25%	-28.10%	10.20%	11.98%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	-22.79%	10.48%	13.41%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.31%	-16.99%	2.20%	4.24%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	-18.66%	6.73%	9.32%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	-13.70%	3.92%	7.67%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-65-HV5795